Other Income and Expenses - Schedule of Other Income, Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income, Net [Line Items]
Total other income, net		¥ (1,539)	¥ 3,637	¥ 7,659
Government grants [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		176	721	1,865
Foreign exchange differences, net [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		(2,730)	4	1,023
Additional deduction of VAT [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		47	31	716
Bad debt recovery [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net			1,914	849
Custody fees [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net	[1]			3,012
Lease termination [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		336	769	70
Others [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		¥ 632	¥ 198	¥ 124

[1]	It’s refunded ADR custody fees received from Deutsche Bank AG.